NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Other third party loans (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
FINANCIAL LIABILITIES AND WARRANTS
Proceeds from debt financing	€ 1,306	€ 1,222	€ 7,572	€ 3,145
Other third party loans
FINANCIAL LIABILITIES AND WARRANTS
Number of debt facilities			2
Third party loan, one
FINANCIAL LIABILITIES AND WARRANTS
Debt outstanding			€ 2,000
Term of non-termination			6 months
Interest rate margin			1.00%
Third party loan, two
FINANCIAL LIABILITIES AND WARRANTS
Proceeds from debt financing			€ 200
Interest rate on borrowings			5.00%